Condensed Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash Flows from Operating Activities:
Net income	¥ 182,129	¥ 130,640
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	200,794	178,502
Principal payments received under net investment in leases	258,428	235,228
Provision for credit losses	7,319	8,616
Equity in net income of equity method investments	(28,516)	(16,675)
Gains on sales of subsidiaries and equity method investments and liquidation losses, net	(31,503)	(3,628)
Gains on sales of securities other than trading	(884)	(3,703)
Gains on sales of operating lease assets	(44,646)	(27,792)
Write-downs of long-lived assets	506	538
Write-downs of securities	223	16
Decrease in trading securities	13,853	2,324
(Increase) Decrease in inventories	2,465	(52,653)
Decrease in trade notes, accounts and other receivable	28,794	21,880
Decrease in trade notes, accounts and other payable	(18,950)	(36,073)
Increase in policy liabilities and policy account balances	41,053	100,338
Other, net	(11,025)	53,472
Net cash provided by operating activities	600,040	591,030
Cash Flows from Investing Activities:
Purchases of lease equipment	(671,739)	(620,344)
Originations of installment loans	(698,963)	(665,218)
Principal collected on installment loans	723,410	628,398
Proceeds from sales of operating lease assets	143,787	114,989
Investments in equity method investees, net	(37,486)	(126,495)
Proceeds from sales of equity method investments	12,847	10,181
Purchases of available-for-sale debt securities	(373,479)	(238,062)
Proceeds from sales of available-for-sale debt securities	225,927	89,928
Proceeds from redemption of available-for-sale debt securities	139,666	20,694
Purchases of equity securities other than trading	(43,981)	(22,832)
Proceeds from sales of equity securities other than trading	20,060	6,612
Purchases of property under facility operations	(23,787)	(37,368)
Acquisitions of subsidiaries, net of cash acquired	(34,279)	(12,966)
Sales of subsidiaries, net of cash disposed	37,724	5,543
Other, net	(22,155)	(12,936)
Net cash used in investing activities	(602,448)	(859,876)
Cash Flows from Financing Activities:
Net increase in debt with maturities of three months or less	154,418	40,454
Proceeds from debt with maturities longer than three months	574,786	484,586
Repayment of debt with maturities longer than three months	(571,260)	(471,333)
Net increase (decrease) in deposits due to customers	49,646	(23,631)
Cash dividends paid to ORIX Corporation shareholders	(64,405)	(50,209)
Acquisition of treasury stock	(35,417)	(31,474)
Contribution from noncontrolling interests	570	1,834
Purchases of shares of subsidiaries from noncontrolling interests	(13)	(150)
Net increase (decrease) in call money	23,000	(20,000)
Other, net	(863)	(737)
Net cash provided by (used in) financing activities	130,462	(70,660)
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	(9,741)	26,828
Net increase (decrease) in Cash, Cash Equivalents and Restricted Cash	118,313	(312,678)
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	1,185,307	1,366,908
Cash, Cash Equivalents and Restricted Cash at End of Period	¥ 1,303,620	¥ 1,054,230